Non-Controlling Interest - Narrative (Details) - USD ($)						12 Months Ended
	Dec. 31, 2022	Dec. 01, 2021	Nov. 30, 2021	Jun. 11, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jul. 15, 2021
Non-Controlling Interests [Line Items]
Contingent consideration recognised as of acquisition date				$ 600,000
Consideration paid (received)				$ 9,600,000
Non-controlling interests
Non-Controlling Interests [Line Items]
NCI exercise of share-based awards in subsidiaries - change in NCI interest							$ (5,922,000)
Follica, Incorporated
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests					19.90%
Alivio
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests					8.10%
Proportion of ownership interest in subsidiary				100.00%
Acquired minority non-controlling interest				17.10%
Consideration for acquired non-controlling interest				$ 1,200,000
Consideration for acquired non-controlling interest, first installment				400,000
Acquisition cost				$ 1,000,000
Consideration for acquired non-controlling interest, second installment								$ 400,000
Sonde
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests					4.50%		6.20%
Vedanta
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests					0.40%		3.70%
Common | Follica, Incorporated
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests	19.90%						19.90%
Common | Vedanta
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests	12.20%
Common | Vedanta | Non-controlling interests
Non-Controlling Interests [Line Items]
Convertible debt, instruments, converted to equity						$ 7,200
Increase (decrease) through conversion of convertible instruments, equity						$ 15,200,000
Common | Entrega
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests			0.20%			11.70%	11.70%
Common | Entrega and Vedanta
Non-Controlling Interests [Line Items]
Increase (decrease) through conversion of convertible instruments, equity							$ 6,000,000
Common | Entrega and Vedanta | Non-controlling interests
Non-Controlling Interests [Line Items]
Convertible debt, instruments, converted to equity							$ 100,000
Increase (decrease) through conversion of convertible instruments, equity		$ 5,900,000